Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

(CAD$ in millions)	December 31, 2020	December 31, 2019
Cash and cash equivalents
Cash	$137	$149
Investments with maturities from the date of acquisition of three months or less	313	877
	$450	$1,026

Cash and cash equivalents as at December 31, 2020 includes $82 million held in QBSA and $26 million held in Antamina. These cash and cash equivalent balances are to be used within the entity for operating purposes and cannot be transferred to other entities within the group.

(CAD$ in millions)	2020	2019
Net change in non-cash working capital items
Trade and settlement receivables	$(294)	$97
Prepaids and other current assets	(102)	(69)
Inventories	100	16
Trade accounts payable and other liabilities	55	(204)
	$(241)	$(160)